JOINT VENTURES AND ASSOCIATES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summarised balance sheet
Cash and cash equivalents	$ 11,242,958	$ 32,695,079
Total current assets	215,395,718	308,311,497
Intangible assets	74,655,056	181,173,079	$ 176,893,136
Property, plant and equipment	60,655,861	74,575,386	74,573,278
Total non-current assets	232,832,494	455,333,583
Total current liabilities	270,325,824	337,985,971
Total non-current liabilities	143,844,301	130,440,547
Total equity	34,058,087	295,218,562	$ 351,380,852	$ 330,496,107
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	425,614	331,201
Other current assets	2,743,009	5,278,565
Total current assets	3,168,623	5,609,766
Intangible assets	18,244,330	19,019,926
Investments in joint ventures and associates		3,935,124
Total non-current assets	18,244,330	22,955,050
Other current liabilities	1,529,491	1,677,894
Total current liabilities	1,529,491	1,677,894
Financial liabilities	21,582,967	24,363,613
Other non- current liabilities	486,485	1,229,668
Total non-current liabilities	22,069,452	25,593,281
Total equity	(2,185,990)	1,293,641
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	661,444	1,346,714
Other current assets	42,674,468	8,026,552
Total current assets	43,335,912	9,373,266
Property, plant and equipment	11,003,161	10,065,936
Other non- current assets	8,392,727	43,627,627
Total non-current assets	19,395,888	53,693,563
Financial liabilities	6,236,402	15,829,783
Other current liabilities	7,949,807	6,662,950
Total current liabilities	14,186,209	22,492,733
Financial liabilities	7,798,483
Other non- current liabilities	3,022,704	1,246,318
Total non-current liabilities	10,821,187	1,246,318
Total equity	$ 37,724,404	$ 39,327,778